SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended	5 Months Ended
	Feb. 01, 2021	Jan. 01, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Nov. 09, 2020	Sep. 15, 2020
Subsequent Event [Line Items]
Common stock outstanding				3,574,009	2,949,428
Class B common stock
Subsequent Event [Line Items]
Issuance of Class B Ordinary Shares to Sponsor				$ 25,000
Common stock outstanding				5,381,250	5,381,250	5,381,250	5,750,000
Subsequent event | Class B common stock
Subsequent Event [Line Items]
Period after closing of agreement (in months)	12 months
Threshold period after closing of agreement (in days)	180 days
Percentage of sponsor lockup securities	5.00%
Number of sponsor lockup securities	50,000
Subsequent event | Class B common stock | Private Placement
Subsequent Event [Line Items]
Warrants held by sponsor	715,000
Subsequent event | Class B common stock | Sponsor
Subsequent Event [Line Items]
Number of shares unvested	900,000
Common stock outstanding	850,000
Subsequent event | Placement Agents
Subsequent Event [Line Items]
Fee payable to the Placement Agents (in percent)		3.00%
Subsequent event | Subscription agreement
Subsequent Event [Line Items]
Issuance of Class B Ordinary Shares to Sponsor (in shares)	25,000,000
Issuance of Class B Ordinary Shares to Sponsor	$ 250,000,000
Subsequent event | Subscription agreement | In the event the Business Combination does not consummate but the Company receives a break-up fee
Subsequent Event [Line Items]
Payment for services			$ 280,000
Subsequent event | Merger agreement
Subsequent Event [Line Items]
Number of agreements			2
Payment for services			$ 400,000
Expenses for execution agreement			150,000
Subsequent event | Merger agreement | In the event of a successful Business Combination
Subsequent Event [Line Items]
Payment for services			400,000
Subsequent event | Merger agreement | In the event the Business Combination does not consummate
Subsequent Event [Line Items]
Payment for services			$ 120,000